CONSOLIDATED VARIABLE INTEREST ENTITIES (Details) (USD $)	Dec. 31, 2014 variable_interest_entities	Dec. 31, 2013
Variable Interest Entity [Line Items]
Number of variable interest entities	18
Estimated residual values of leased property (un-guaranteed)	$ 239,002,000	$ 278,152,000
Variable Interest Entities With Assets Accounted for as Direct Financing Leases [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities	2
Carrying value of vessels	65,000,000
Unearned lease income	16,000,000
Estimated residual values of leased property (un-guaranteed)	21,700,000
Outstanding loan balance	28,600,000
Outstanding loan balance, current portion	4,800,000
Variable Interest Entities With Assets Accounted for as Operating Lease Assets [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities	16
Carrying value of vessels	373,100,000
Outstanding loan balance	197,500,000
Outstanding loan balance, current portion	$ 18,800,000